Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	$215	$179,985
3.75%, 02/15/28 (Call 08/16/23)(a)	285	260,062
4.00%, 02/15/30 (Call 02/15/25)(a)	240	211,315
4.88%, 01/15/29 (Call 01/15/24)(a)	180	167,850
		819,212
Aerospace & Defense — 1.3%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	315	274,977
5.13%, 10/01/24 (Call 07/01/24)	371	367,358
5.90%, 02/01/27(a)	294	296,667
5.95%, 02/01/37(a)	277	281,623
6.75%, 01/15/28(a)	120	124,580
6.88%, 05/01/25 (Call 04/01/25)	280	284,266
Moog Inc., 4.25%, 12/15/27 (Call 08/31/23)(b)	225	208,494
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	415	390,727
5.75%, 10/15/27 (Call 07/15/27)(b)	440	433,605
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	95	89,444
9.38%, 11/30/29 (Call 11/30/25)(b)	395	422,827
		3,174,568
Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/11/23)(b)	207	201,318
6.00%, 06/15/30 (Call 06/15/25)(b)	465	458,011
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 08/11/23)(b)	110	102,265
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	390	338,924
		1,100,518
Airlines — 3.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	540	501,098
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	260	256,501
American Airlines Inc., 11.75%, 07/15/25(b)	950	1,047,037
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,416	1,395,023
5.75%, 04/20/29(b)	1,330	1,287,598
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	390	374,660
3.75%, 10/28/29 (Call 07/28/29)(a)	220	198,893
4.38%, 04/19/28 (Call 01/19/28)(a)	135	128,243
7.38%, 01/15/26 (Call 12/15/25)	355	368,534
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	479	483,421
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	885	837,951
4.63%, 04/15/29 (Call 10/15/28)(b)	875	791,583
		7,670,542
Apparel — 0.3%
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	160	136,800
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	225	184,290
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	255	233,739
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/31/23)(a)(b)	200	194,979
		749,808
Security	Par (000)	Value

Auto Manufacturers — 2.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	$460	$388,875
4.75%, 10/01/27 (Call 08/11/23)(b)	180	170,116
5.88%, 06/01/29 (Call 06/01/24)(b)	190	183,821
Benteler International, Series 144A, Class A, 10.50%, 05/15/28	230	233,469
Ford Holdings LLC, 9.30%, 03/01/30(a)	55	61,158
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	215	169,986
4.35%, 12/08/26 (Call 09/08/26)(a)	235	229,028
4.75%, 01/15/43	285	222,978
5.29%, 12/08/46 (Call 06/08/46)	175	144,644
6.10%, 08/19/32 (Call 05/19/32)(a)	225	217,682
6.63%, 10/01/28(a)	55	56,646
7.40%, 11/01/46	50	52,137
7.45%, 07/16/31(a)	155	166,330
9.63%, 04/22/30 (Call 01/22/30)	55	64,191
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	110	103,144
2.70%, 08/10/26 (Call 07/10/26)	325	291,334
2.90%, 02/16/28 (Call 12/16/27)	200	172,088
2.90%, 02/10/29 (Call 12/10/28)	215	179,525
3.38%, 11/13/25 (Call 10/13/25)	345	322,567
3.63%, 06/17/31 (Call 03/17/31)	155	128,126
4.00%, 11/13/30 (Call 08/13/30)	235	201,875
4.06%, 11/01/24 (Call 10/01/24)	300	291,108
4.13%, 08/04/25	25	23,845
4.13%, 08/17/27 (Call 06/17/27)	200	183,012
4.39%, 01/08/26	25	23,757
4.54%, 08/01/26 (Call 06/01/26)	50	47,252
4.69%, 06/09/25 (Call 04/09/25)	25	24,234
4.95%, 05/28/27 (Call 04/28/27)	235	223,004
5.11%, 05/03/29 (Call 02/03/29)	210	196,092
5.13%, 06/16/25 (Call 05/16/25)	250	243,413
6.80%, 05/12/28 (Call 04/12/28)	275	277,527
6.95%, 03/06/26 (Call 02/06/26)	300	302,958
6.95%, 06/10/26 (Call 05/10/26)	50	50,400
7.35%, 11/04/27 (Call 10/04/27)	215	220,327
		5,866,649
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(Call 04/15/25)(b)	205	206,474
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	179	152,958
4.50%, 02/15/32 (Call 02/15/27)(a)	140	116,703
5.38%, 11/15/27 (Call 08/11/23)(a)	177	169,496
5.63%, 06/15/28 (Call 08/11/23)(a)	180	170,845
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(a)	354	326,426
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 08/11/23), (5.50% PIK)(b)(c)	225	207,241
6.00%, 05/15/27 (Call 08/11/23), (6.75% PIK)(b)(c)	210	198,922
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	180	167,314
ZF North America Capital Inc.
4.75%, 04/29/25(b)	505	491,037
6.88%, 04/14/28 (Call 03/14/28)(b)	250	253,909
7.13%, 04/14/30 (Call 02/14/30)(b)	275	283,273
		2,744,598

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 1.7%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	$440	$468,588
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(b)(d)	315	242,582
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(b)(d)	335	223,959
5.71%, 01/15/26(b)	665	642,005
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28	220	224,002
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(d)	175	147,000
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)	190	191,900
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	340	326,005
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(d)	170	136,019
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(b)(d)	645	562,953
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(b)(d)	450	413,483
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(b)(d)	565	548,282
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	265	218,007
		4,344,785
Building Materials — 2.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	155	141,438
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	565	490,264
5.00%, 03/01/30 (Call 03/01/25)(b)	270	252,417
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	300	298,457
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 06/15/26)(b)	980	973,875
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 08/31/23)(b)	160	152,046
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 08/03/23)(a)(b)	125	126,584
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)(b)	130	113,757
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	165	138,975
5.38%, 02/01/28 (Call 08/31/23)(b)	235	223,838
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	505	481,371
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	495	399,740
4.38%, 07/15/30 (Call 07/15/25)(b)	700	607,660
4.75%, 01/15/28 (Call 08/31/23)(b)	435	405,280
5.00%, 02/15/27 (Call 08/31/23)(b)	350	335,200
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 08/11/23)(b)	315	297,174
6.50%, 03/15/27 (Call 08/11/23)(b)	110	109,451
		5,547,527
Chemicals — 2.4%
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(b)	200	162,174
6.88%, 05/15/43 (Call 02/15/43)	123	122,049
Security	Par (000)	Value

Chemicals (continued)
Avient Corp.
5.75%, 05/15/25 (Call 08/31/23)(b)	$280	$276,093
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	335	337,700
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	255	215,238
5.38%, 05/15/27 (Call 02/15/27)(a)	214	203,652
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	355	325,717
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	355	313,737
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(a)	125	117,787
4.25%, 10/15/28 (Call 10/15/23)	125	111,354
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)(b)	205	195,560
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 08/31/23)(b)	220	200,077
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	235	202,831
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	120	117,043
5.13%, 10/15/27 (Call 04/15/27)	305	287,917
5.25%, 12/15/29 (Call 09/15/29)	300	274,637
5.65%, 12/01/44 (Call 06/01/44)	130	108,225
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 08/11/23)(b)	160	147,874
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(b)	281	233,589
5.00%, 05/01/25 (Call 01/31/25)(b)	199	191,102
5.25%, 06/01/27 (Call 03/03/27)(b)	455	409,783
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	185	164,583
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	245	225,028
5.13%, 09/15/27 (Call 08/31/23)	190	181,621
5.63%, 08/01/29 (Call 08/01/24)(a)	285	275,916
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	150	134,552
3.38%, 03/15/30 (Call 03/15/25)(b)	160	132,540
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 08/31/23)(b)	345	325,206
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	125	124,484
		6,118,069
Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	215	185,139
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	115	116,018
		301,157
Commercial Services — 4.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	455	394,712
4.88%, 07/15/32(a)(b)	306	262,778
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	200	186,066
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	255	240,338
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	150	133,215
4.63%, 10/01/27 (Call 08/31/23)(b)	225	211,500
APX Group Inc., 6.75%, 02/15/27 (Call 08/31/23)(b)	275	268,125
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(a)(b)	225	206,315
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	455	414,214
3.50%, 06/01/31 (Call 03/01/31)(a)	430	360,157

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(b)	$260	$244,318
5.50%, 07/15/25 (Call 08/31/23)(b)	155	153,459
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	105	92,544
8.25%, 04/15/26 (Call 04/15/24)(a)	245	246,856
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	260	229,123
3.75%, 10/01/30 (Call 10/01/25)(b)	355	309,454
4.50%, 07/01/28 (Call 08/31/23)(a)(b)	355	331,868
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/11/23)(b)	165	162,004
Grand Canyon University
4.13%, 10/01/24(a)	225	212,400
5.13%, 10/01/28 (Call 08/01/28)	175	161,380
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(a)(b)	160	150,445
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	460	406,064
5.75%, 04/15/26(a)(b)	600	588,248
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	360	300,163
4.00%, 05/15/31 (Call 05/15/26)	355	302,637
4.63%, 12/15/27 (Call 08/31/23)(a)	240	227,400
5.13%, 06/01/29 (Call 06/01/24)	320	304,000
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 08/31/23)(a)(b)	205	193,694
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	215	187,588
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	320	271,021
3.88%, 11/15/27 (Call 08/11/23)	353	327,806
3.88%, 02/15/31 (Call 08/15/25)(a)	475	409,451
4.00%, 07/15/30 (Call 07/15/25)(a)	325	287,427
4.88%, 01/15/28 (Call 08/11/23)	725	691,721
5.25%, 01/15/30 (Call 01/15/25)	325	309,557
5.50%, 05/15/27 (Call 08/31/23)	240	235,974
		10,014,022
Computers — 1.4%
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	150	103,537
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(a)	345	297,853
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)(b)	120	109,800
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(a)	190	166,968
4.13%, 01/15/31 (Call 10/15/30)	125	103,013
4.75%, 01/01/25	180	176,910
4.88%, 06/01/27 (Call 03/01/27)(a)	220	211,986
5.75%, 12/01/34 (Call 06/01/34)(a)	228	202,205
8.25%, 12/15/29 (Call 07/15/26)(b)	220	230,589
8.50%, 07/15/31 (Call 07/15/26)(b)	220	229,684
9.63%, 12/01/32 (Call 12/01/27)(b)	345	382,072
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 08/11/23)(a)(b)	125	125,937
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	205	167,378
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	990	945,132
		3,453,064
Cosmetics & Personal Care — 0.6%
Coty Inc., 5.00%, 04/15/26 (Call 08/31/23)(b)	390	376,331
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	$210	$194,760
6.63%, 07/15/30 (Call 07/16/26)(b)	325	327,844
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	220	192,447
5.50%, 06/01/28 (Call 08/31/23)(a)(b)	320	303,200
		1,394,582
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 08/31/23)(b)	330	302,376
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	150	126,801
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(b)	225	227,812
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 08/01/23)(a)(b)	185	189,741
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	350	351,750
		1,198,480
Diversified Financial Services — 5.1%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(a)(d)	315	304,506
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(a)	480	465,462
6.70%, 02/14/33 (Call 11/16/32)(a)	220	204,802
Brightsphere Investment Group Inc., 4.80%, 07/27/26	120	114,988
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	180	166,500
6.88%, 04/15/30 (Call 04/15/25)(b)	155	141,025
9.25%, 07/01/31(a)(b)	200	202,000
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/11/23)(b)	170	166,573
6.63%, 03/15/26 (Call 08/11/23)(a)	199	195,282
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(b)	260	263,562
7.75%, 05/15/26 (Call 11/15/25)(b)	160	161,256
goeasy Ltd.
4.38%, 05/01/26 (Call 08/11/23)(b)	130	118,686
5.38%, 12/01/24 (Call 08/31/23)(b)	240	233,988
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	245	214,956
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	455	388,812
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/31/23)(a)(b)	125	105,721
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	180	144,048
6.50%, 05/01/28 (Call 05/01/24)(b)	435	383,517
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	216	188,633
5.00%, 03/15/27 (Call 09/15/26)(a)	330	298,635
5.50%, 03/15/29 (Call 06/15/28)	350	302,592
5.63%, 08/01/33	260	198,981
5.88%, 10/25/24	205	202,248
6.75%, 06/25/25	230	227,421
6.75%, 06/15/26	220	214,500
9.38%, 07/25/30 (Call 10/25/29)(a)	200	201,000
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	320	276,695

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 09/15/28 (Call 09/15/24)	$255	$209,419
4.00%, 09/15/30 (Call 09/15/25)	390	306,391
5.38%, 11/15/29 (Call 05/15/29)(a)	320	277,231
6.63%, 01/15/28 (Call 07/15/27)(a)	320	303,395
6.88%, 03/15/25	550	548,174
7.13%, 03/15/26	703	696,398
9.00%, 01/15/29 (Call 07/15/25)(a)	225	228,622
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	300	247,662
5.38%, 10/15/25 (Call 08/31/23)(b)	300	286,683
5.75%, 09/15/31 (Call 09/15/26)(b)	200	169,188
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	155	117,703
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	135	129,985
8.38%, 02/01/28 (Call 02/01/25)(b)	170	155,125
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	500	445,000
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	325	277,056
3.88%, 03/01/31 (Call 03/01/26)(b)	565	464,712
4.00%, 10/15/33 (Call 10/15/27)(b)	360	285,531
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	215	189,185
4.20%, 10/29/25 (Call 09/29/25)(a)	220	206,617
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/31/23)(b)	175	176,312
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	330	309,441
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(b)	330	317,258
5.50%, 04/15/29 (Call 04/15/24)(b)	305	268,134
5.75%, 06/15/27 (Call 06/15/24)(b)	245	229,229
		12,930,840
Electric — 5.0%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(d)	355	286,467
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	170	153,915
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	390	319,672
4.50%, 02/15/28 (Call 08/31/23)(b)	540	495,661
5.25%, 06/01/26 (Call 08/31/23)(b)	178	172,808
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	425	352,238
3.75%, 01/15/32 (Call 01/15/27)(b)	134	109,520
4.75%, 03/15/28 (Call 08/11/23)(b)	395	366,423
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	190	182,162
4.35%, 04/15/29 (Call 01/15/29)	173	152,238
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(b)	220	216,308
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	240	245,722
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(b)(d)(e)	675	709,594
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	500	486,234
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	120	112,908
2.65%, 03/01/30 (Call 12/01/29)(a)	260	219,115
Series A, 1.60%, 01/15/26 (Call 12/15/25)(a)	130	117,944
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	195	156,975
Series B, 4.15%, 07/15/27 (Call 04/15/27)	675	639,182
Series C, 3.40%, 03/01/50 (Call 09/01/49)	370	252,784
Security	Par (000)	Value

Electric (continued)
Series C, 5.10%, 07/15/47 (Call 01/15/47)	$279	$252,997
Series C, 7.38%, 11/15/31(a)	188	210,560
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	165	146,061
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	205	190,602
4.50%, 09/15/27 (Call 06/15/27)(b)	224	209,821
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	220	181,624
3.63%, 02/15/31 (Call 02/15/26)(b)	450	353,149
3.88%, 02/15/32 (Call 02/15/27)(b)	470	363,703
5.25%, 06/15/29 (Call 06/15/24)(b)	320	288,792
5.75%, 01/15/28 (Call 08/16/23)(a)	380	361,898
6.63%, 01/15/27 (Call 08/16/23)(a)	157	155,899
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/31/23)(b)	280	254,415
PG&E Corp.
5.00%, 07/01/28 (Call 08/11/23)(a)	450	416,312
5.25%, 07/01/30 (Call 07/01/25)(a)	435	390,669
Talen Energy Supply LLC, 8.63%, 06/01/30	515	534,508
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 08/31/23)(a)(b)	155	151,393
TransAlta Corp.
6.50%, 03/15/40	135	129,118
7.75%, 11/15/29 (Call 11/15/25)(a)	155	160,812
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	540	476,632
5.00%, 07/31/27 (Call 08/11/23)(b)	555	522,855
5.50%, 09/01/26 (Call 08/11/23)(b)	425	410,975
5.63%, 02/15/27 (Call 08/11/23)(b)	585	565,653
		12,476,318
Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	116	107,555
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(a)(b)	625	632,172
7.25%, 06/15/28 (Call 08/31/23)(b)	595	606,769
		1,346,496
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	175	151,399
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	865	759,497
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	450	397,652
5.00%, 10/01/25(b)	295	287,576
5.63%, 11/01/24(b)	165	164,000
5.88%, 09/01/30 (Call 09/01/25)(b)	265	255,375
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	345	291,380
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	204	181,397
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	205	174,763
		2,663,039
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	275	242,665
5.00%, 01/31/28 (Call 07/31/27)(b)	325	301,609
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	253	243,704
		787,978
Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	460	444,063
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	165	148,508

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 09/01/23)(a)(b)	$180	$158,738
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	275	198,902
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	220	198,798
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	155	150,810
4.25%, 09/15/28 (Call 06/15/28)	275	257,125
Knife River Holding Co., 7.75%, 05/01/31(b)	190	193,752
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	180	157,823
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	210	180,180
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	160	143,607
		2,232,306
Entertainment — 1.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 08/31/23)(b)	435	430,556
International Game Technology PLC
4.13%, 04/15/26 (Call 08/31/23)(b)	315	298,731
5.25%, 01/15/29 (Call 01/15/24)(b)	315	299,251
6.25%, 01/15/27 (Call 07/15/26)(b)	350	348,687
6.50%, 02/15/25 (Call 08/15/24)(b)	217	217,325
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	200	179,152
6.50%, 05/15/27 (Call 08/31/23)(b)	525	527,676
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 08/11/23)(a)(b)	185	173,444
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	155	120,925
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	420	348,047
8.45%, 07/27/30 (Call 05/27/30)(b)	200	199,647
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/31/23)(b)	133	133,325
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(a)(b)	255	255,676
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	355	290,216
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	235	205,212
3.88%, 07/15/30 (Call 07/15/25)(b)	230	200,998
		4,228,868
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/31/23)(b)	260	249,392
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	130	123,808
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	215	216,028
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	335	298,119
3.75%, 08/01/25 (Call 08/31/23)(b)	340	325,013
4.25%, 06/01/25 (Call 08/31/23)(b)	175	169,715
5.13%, 12/15/26 (Call 08/31/23)(b)	225	218,816
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	220	193,114
		1,794,005
Security	Par (000)	Value

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(b)	$325	$302,067
3.50%, 03/15/29 (Call 09/15/23)(b)	585	509,273
4.63%, 01/15/27 (Call 08/31/23)(b)	595	563,851
4.88%, 02/15/30 (Call 02/15/25)(b)	435	399,112
5.88%, 02/15/28 (Call 08/31/23)(b)	355	345,681
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	320	318,742
7.50%, 03/15/26 (Call 08/31/23)(b)	260	264,647
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	175	148,164
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	420	370,669
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	275	241,498
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	251	238,411
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	395	318,884
4.25%, 04/15/31 (Call 04/15/26)	450	389,249
5.88%, 09/30/27 (Call 08/31/23)(a)(b)	365	361,023
6.25%, 07/01/33(a)	430	427,004
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/11/23)(b)	415	416,045
		5,614,320
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)(b)	290	253,189

Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	330	288,786
4.63%, 07/15/28 (Call 08/31/23)(a)(b)	700	649,484
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	395	345,626
4.63%, 02/01/28 (Call 08/31/23)(b)	175	166,344
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(b)	215	197,682
4.63%, 11/15/27 (Call 08/16/23)	225	212,344
		1,860,266
Health Care - Services — 3.0%
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	215	189,717
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	225	196,146
4.25%, 05/01/28 (Call 08/16/23)(b)	215	198,651
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	250	255,498
IQVIA Inc.
5.00%, 10/15/26 (Call 08/31/23)(b)	435	422,349
5.00%, 05/15/27 (Call 08/31/23)(a)(b)	470	453,222
6.50%, 05/15/30 (Call 05/15/26)(b)	225	227,192
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	283	242,086
3.88%, 05/15/32 (Call 02/15/32)(b)	350	291,980
4.38%, 06/15/28 (Call 08/31/23)(b)	335	307,170
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	190	171,560
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	590	528,664
4.38%, 01/15/30 (Call 12/01/24)	610	544,050
4.63%, 06/15/28 (Call 08/16/23)	285	263,747
4.88%, 01/01/26 (Call 08/16/23)	900	871,065
5.13%, 11/01/27 (Call 08/16/23)	670	636,227
6.13%, 06/15/30 (Call 06/15/25)(a)	891	865,829
6.75%, 05/15/31 (Call 05/15/26)(b)	610	605,923

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Toledo Hospital (The)
6.02%, 11/15/48	$200	$137,214
Series B, 5.33%, 11/15/28	150	121,875
		7,530,165
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	350	283,883
4.75%, 09/15/24 (Call 06/15/24)	475	459,517
5.25%, 05/15/27 (Call 11/15/26)	620	546,531
6.25%, 05/15/26 (Call 08/31/23)	565	529,653
6.38%, 12/15/25 (Call 08/31/23)	320	306,249
Stena International SA, 6.13%, 02/01/25 (Call 08/11/23)(b)	200	195,800
		2,321,633
Home Builders — 1.5%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	225	195,679
6.75%, 06/01/27 (Call 08/31/23)(a)	215	215,832
Forestar Group Inc.
3.85%, 05/15/26 (Call 08/31/23)(b)	175	162,445
5.00%, 03/01/28 (Call 08/31/23)(a)(b)	130	120,552
KB Home
4.00%, 06/15/31 (Call 12/15/30)	172	149,760
4.80%, 11/15/29 (Call 05/15/29)(a)	153	141,143
6.88%, 06/15/27 (Call 12/15/26)	120	122,100
7.25%, 07/15/30 (Call 07/15/25)	139	141,866
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	125	105,013
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	145	125,425
4.95%, 02/01/28 (Call 08/16/23)	155	146,085
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	290	254,387
5.25%, 12/15/27 (Call 08/31/23)(b)	215	203,301
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	183,314
5.13%, 06/06/27 (Call 12/06/26)	133	128,714
6.00%, 06/01/25 (Call 03/01/25)	150	149,813
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 08/31/23)	155	141,050
4.75%, 04/01/29 (Call 04/01/24)	145	128,718
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	215	200,702
5.75%, 01/15/28 (Call 10/15/27)(b)	190	185,205
5.88%, 06/15/27 (Call 03/15/27)(b)	215	211,639
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	122	117,883
5.70%, 06/15/28 (Call 12/15/27)	137	131,520
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 08/31/23)(a)(b)	120	116,431
		3,778,577
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	380	307,560
4.00%, 04/15/29 (Call 04/15/24)(b)	320	277,379
		584,939
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	250	213,301
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(a)	225	191,287
4.13%, 04/30/31 (Call 04/30/26)(b)	185	154,444
Security	Par (000)	Value

Household Products & Wares (continued)
5.13%, 02/01/28 (Call 08/31/23)	$89	$84,014
		643,046
Housewares — 0.7%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	825	783,089
4.88%, 06/01/25 (Call 05/01/25)	205	198,348
5.88%, 04/01/36 (Call 10/01/35)	185	160,799
6.00%, 04/01/46 (Call 10/01/45)(a)	290	235,073
6.38%, 09/15/27 (Call 06/15/27)(a)	220	216,425
6.63%, 09/15/29 (Call 06/15/29)(a)	245	244,734
		1,838,468
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(d)	160	155,769
Genworth Holdings Inc., 6.50%, 06/15/34	125	109,768
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(b)(d)	350	251,829
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(b)(d)	225	179,795
4.30%, 02/01/61 (Call 02/01/26)(b)	340	211,424
7.80%, 03/07/87(b)	190	196,760
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/16/23)	290	276,115
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	159	160,562
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	115	104,671
6.80%, 01/24/30 (Call 10/24/29)(b)	195	181,349
		1,828,042
Internet — 1.4%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	205	190,110
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(b)	470	463,288
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	355	305,264
5.25%, 12/01/27 (Call 08/31/23)(b)	275	262,625
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	240	197,568
4.13%, 08/01/30 (Call 05/01/25)(b)	236	203,656
4.63%, 06/01/28 (Call 08/31/23)(b)	210	193,719
5.00%, 12/15/27 (Call 08/31/23)(b)	195	184,772
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	160	152,029
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	390	391,361
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	270	272,089
Rakuten Group Inc., 10.25%, 11/30/24(b)	410	409,055
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	190	166,489
		3,392,025
Iron & Steel — 1.3%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	340	338,878
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 08/31/23)	147	144,754
7.63%, 03/15/30 (Call 03/15/25)(a)	155	158,091
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	160	146,506
4.88%, 03/01/31 (Call 03/01/26)(b)	160	141,829
5.88%, 06/01/27 (Call 08/31/23)(a)	235	230,733
6.75%, 03/15/26 (Call 08/31/23)(b)	340	341,918
6.75%, 04/15/30	325	316,159

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(a)	$135	$117,199
4.13%, 01/15/30 (Call 01/15/25)(a)	135	120,841
4.38%, 03/15/32 (Call 03/15/27)	135	117,099
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	270	270,737
8.13%, 05/01/27 (Call 09/01/23)(b)	325	325,286
8.50%, 05/01/30 (Call 05/01/25)(b)	270	272,804
U.S. Steel Corp.
6.65%, 06/01/37	122	119,454
6.88%, 03/01/29 (Call 03/01/24)	171	168,904
		3,331,192
Leisure Time — 0.9%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	1,065	946,900
Life Time Inc., 5.75%, 01/15/26 (Call 08/31/23)(b)	400	392,112
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(b)	435	454,309
11.50%, 06/01/25 (Call 08/11/23)(b)	306	324,182
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	225	191,356
		2,308,859
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 08/11/23)	450	423,802
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	390	348,963
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	220	197,211
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	675	566,429
3.75%, 05/01/29 (Call 05/01/24)(b)	355	316,294
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	470	409,961
4.88%, 01/15/30 (Call 01/15/25)(a)	430	403,125
5.38%, 05/01/25 (Call 08/11/23)(b)	210	208,039
5.75%, 05/01/28 (Call 08/31/23)(a)(b)	215	211,735
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)	255	246,392
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	215	202,237
3.20%, 08/08/24 (Call 07/08/24)	750	728,024
3.50%, 08/18/26 (Call 06/18/26)	460	430,085
3.90%, 08/08/29 (Call 05/08/29)(a)	320	286,813
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	285	244,919
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	154	132,975
6.00%, 04/01/27 (Call 01/01/27)	180	176,418
6.60%, 10/01/25 (Call 07/01/25)	150	150,696
6.63%, 07/31/26 (Call 04/30/26)(b)	285	283,700
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/31/23)(a)(b)	205	187,615
		6,155,433
Machinery — 0.4%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 08/31/23)(b)	200	182,037
4.13%, 04/15/29 (Call 04/15/24)(b)	175	157,062
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	215	178,714
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(a)(b)	200	203,156
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	195	173,752
		894,721
Security	Par (000)	Value

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	$175	$155,297
5.63%, 07/01/27 (Call 08/31/23)(b)	180	174,600
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	130	111,150
5.00%, 09/15/26 (Call 07/15/26)	166	162,538
5.75%, 06/15/25 (Call 08/11/23)	180	178,160
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	157	153,513
7.75%, 07/15/28 (Call 07/15/25)(b)	160	162,796
		1,098,054
Media — 7.2%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	435	241,599
4.75%, 08/01/25 (Call 08/31/23)(a)	355	314,422
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	615	505,586
4.25%, 01/15/34 (Call 01/15/28)(b)	460	353,565
4.50%, 08/15/30 (Call 02/15/25)(b)	570	482,959
4.50%, 05/01/32 (Call 05/01/26)	635	517,756
4.50%, 06/01/33 (Call 06/01/27)(b)	350	276,955
4.75%, 03/01/30 (Call 09/01/24)(b)	620	537,396
4.75%, 02/01/32 (Call 02/01/27)(b)	260	214,659
5.00%, 02/01/28 (Call 08/16/23)(b)	520	480,548
5.13%, 05/01/27 (Call 08/31/23)(a)(b)	660	619,211
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	300	274,156
5.50%, 05/01/26 (Call 08/31/23)(b)	169	164,995
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	295	282,073
7.38%, 03/01/31 (Call 03/01/26)(b)	215	213,775
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/31/23)(b)	1,645	1,484,980
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	155	133,415
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	380	314,231
6.75%, 10/15/27 (Call 08/31/23)(b)	500	467,645
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	460	406,217
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	200	183,000
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	465	409,816
5.63%, 07/15/27 (Call 08/11/23)(b)	755	709,783
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(d)	310	240,250
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)(d)	420	346,269
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	235	195,384
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	330	215,157
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	440	397,012
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	625	489,348
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	845	735,219
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	675	555,910
5.00%, 08/01/27 (Call 08/31/23)(a)(b)	675	627,136
5.50%, 07/01/29 (Call 07/01/24)(b)	560	511,655
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	430	384,850
4.75%, 03/15/26 (Call 08/31/23)(b)	243	233,207
5.00%, 09/15/29 (Call 09/15/24)	495	441,169

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 08/11/23)(b)	$400	$365,680
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	570	478,711
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	190	165,300
5.13%, 04/15/27 (Call 08/31/23)(b)	280	269,996
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	400	342,633
5.50%, 05/15/29 (Call 05/15/24)(b)	640	590,839
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	665	540,394
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	435	368,337
		18,083,198
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 08/16/23)(b)	180	171,909
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	200	197,981
		369,890
Mining — 1.5%
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(b)	290	293,890
6.13%, 02/15/28 (Call 08/10/23)(a)(b)	390	400,308
Arsenal AIC Parent LLC, 8.00%, 10/01/30	140	142,800
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	675	580,441
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	255	238,374
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	290	278,129
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	345	331,232
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	350	318,037
3.88%, 08/15/31 (Call 08/15/26)(b)	335	278,956
4.75%, 01/30/30 (Call 01/30/25)(b)	690	620,144
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 09/01/23)(b)	185	180,782
		3,663,093
Office & Business Equipment — 0.3%
Xerox Corp.
4.80%, 03/01/35	110	74,996
6.75%, 12/15/39	155	119,477
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	330	316,613
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	330	289,599
		800,685
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	195	172,652

Oil & Gas — 6.2%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	260	242,344
7.63%, 02/01/29 (Call 02/01/24)(b)	180	184,358
Baytex Energy Corp.
8.50%, 04/30/30	345	349,599
8.75%, 04/01/27 (Call 08/31/23)(a)(b)	180	184,467
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 08/31/23)(b)	210	206,726
5.88%, 02/01/29 (Call 02/05/24)(b)	210	200,837
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	420	418,129
Security	Par (000)	Value

Oil & Gas (continued)
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	$185	$174,594
8.38%, 07/01/28 (Call 07/01/25)(b)	600	617,136
8.75%, 07/01/31 (Call 07/01/26)(b)	580	600,300
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	235	219,801
7.25%, 03/14/27 (Call 08/31/23)(b)	133	132,631
7.38%, 01/15/31 (Call 01/15/26)(b)	245	242,928
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 08/31/23)(b)	300	295,656
9.25%, 02/15/28 (Call 02/15/25)(b)	300	305,160
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	160	150,455
5.63%, 10/15/25 (Call 08/31/23)(b)	375	369,375
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 08/31/23)(a)(b)	395	384,612
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	230	213,346
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	260	240,500
6.00%, 04/15/30 (Call 04/15/25)(b)	225	207,975
6.00%, 02/01/31 (Call 02/01/26)(b)	260	235,454
6.25%, 11/01/28 (Call 11/01/23)(b)	255	244,103
6.25%, 04/15/32 (Call 05/15/27)(b)	210	190,874
Matador Resources Co.
5.88%, 09/15/26 (Call 08/16/23)(a)	305	296,804
6.88%, 04/15/28	215	213,668
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	260	249,245
7.13%, 02/01/27 (Call 08/31/23)(a)(b)	200	202,737
Murphy Oil Corp.
5.88%, 12/01/27 (Call 08/16/23)	220	217,606
5.88%, 12/01/42 (Call 06/01/42)	165	140,967
6.38%, 07/15/28 (Call 07/15/24)	185	184,185
7.05%, 05/01/29(a)	110	111,394
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/31/23)(b)	385	382,171
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 08/31/23)(b)	180	178,634
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	355	313,278
4.63%, 05/01/30 (Call 05/01/25)(b)	355	311,531
5.88%, 07/15/27 (Call 08/31/23)(b)	240	233,527
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(a)	205	188,819
5.15%, 11/15/29 (Call 08/15/29)	145	134,597
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)	360	339,926
7.25%, 06/15/25 (Call 08/31/23)	320	319,200
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/31/23)	335	336,909
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	270	209,250
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	215	197,606
4.88%, 05/15/25 (Call 02/15/25)(a)	295	289,507
8.25%, 01/15/29 (Call 01/15/24)	250	260,115
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	225	229,657
SM Energy Co.
5.63%, 06/01/25 (Call 08/31/23)	150	146,996
6.50%, 07/15/28 (Call 07/15/24)	190	185,721
6.63%, 01/15/27 (Call 08/31/23)(a)	200	196,705
6.75%, 09/15/26 (Call 08/31/23)	150	147,375

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(a)	$525	$466,482
5.38%, 02/01/29 (Call 02/01/24)	285	269,119
5.38%, 03/15/30 (Call 03/15/25)	500	467,819
5.70%, 01/23/25 (Call 10/23/24)	170	168,932
8.38%, 09/15/28 (Call 09/15/23)(a)	140	145,442
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	330	296,306
4.50%, 04/30/30 (Call 04/30/25)	353	312,974
5.88%, 03/15/28 (Call 08/31/23)	170	165,344
6.00%, 04/15/27 (Call 08/31/23)	260	257,849
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 08/31/23)(b)	175	168,000
		15,547,757
Oil & Gas Services — 0.2%
Valaris Ltd., 8.38%, 04/30/30	330	337,656
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)(b)	185	185,034
		522,690
Packaging & Containers — 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	300	259,131
6.00%, 06/15/27 (Call 06/15/24)(b)	280	276,297
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/14/23)(b)	465	435,595
5.25%, 04/30/25 (Call 09/01/23)(b)	305	298,798
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(a)	555	457,858
3.13%, 09/15/31 (Call 06/15/31)(a)	390	320,163
4.88%, 03/15/26 (Call 12/15/25)	325	317,732
5.25%, 07/01/25	435	431,188
6.00%, 06/15/29 (Call 05/15/26)	445	445,000
6.88%, 03/15/28 (Call 11/15/24)	330	337,608
Berry Global Inc.
4.50%, 02/15/26 (Call 08/31/23)(a)(b)	105	100,134
5.63%, 07/15/27 (Call 08/31/23)(b)	220	214,608
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 09/01/23)(b)	190	178,600
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/16/23)(b)	130	114,445
5.38%, 02/01/25(a)(b)	118	115,022
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)	210	200,355
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	191	180,603
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/31/23)	365	352,843
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	150	156,750
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	210	188,371
3.50%, 03/01/29 (Call 09/01/28)(b)	125	108,874
3.75%, 02/01/30 (Call 08/01/29)(b)	185	160,950
4.13%, 08/15/24 (Call 05/15/24)	133	129,982
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	130	124,739
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	160	144,505
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	195	179,645
5.00%, 04/15/29 (Call 04/15/25)(b)	195	182,025
5.13%, 12/01/24 (Call 09/01/24)(b)	175	172,477
Security	Par (000)	Value

Packaging & Containers (continued)
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	$180	$177,318
6.88%, 07/15/33(a)(b)	210	219,605
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(b)	335	333,495
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 08/16/23)	255	231,687
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	175	154,441
		7,700,844
Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	215	188,240
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/21/23)(b)	275	277,750
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	675	600,152
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	905	811,008
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	260	251,883
4.38%, 03/15/26 (Call 12/15/25)	365	346,137
4.65%, 06/15/30 (Call 03/15/30)	345	309,177
4.90%, 12/15/44 (Call 06/15/44)	125	97,008
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 08/31/23)(b)	225	207,009
		3,088,364
Pipelines — 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	330	309,364
5.75%, 03/01/27 (Call 08/16/23)(b)	285	275,680
5.75%, 01/15/28 (Call 08/16/23)(b)	285	274,050
7.88%, 05/15/26 (Call 08/16/23)(b)	240	245,064
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	275	252,313
4.13%, 03/01/25 (Call 02/01/25)(b)	215	206,938
4.13%, 12/01/27 (Call 09/01/27)(a)	181	163,805
4.35%, 10/15/24 (Call 07/15/24)	99	96,401
4.50%, 03/01/28 (Call 12/01/27)(b)	240	216,758
5.60%, 10/15/44 (Call 04/15/44)(a)	130	96,200
5.85%, 11/15/43 (Call 05/15/43)	180	139,216
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	180	156,017
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	630	572,997
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(b)	300	285,000
5.75%, 04/01/25 (Call 08/31/23)	250	246,253
6.00%, 02/01/29 (Call 02/01/24)(b)	415	391,137
7.38%, 02/01/31 (Call 02/01/26)(b)	270	269,315
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	485	430,012
4.38%, 06/15/31 (Call 06/15/26)(b)	430	373,300
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	236	224,624
5.63%, 01/15/28 (Call 07/15/27)(b)	215	210,186
6.50%, 09/01/30 (Call 03/01/30)(b)	450	452,939
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	191	183,857
4.85%, 07/15/26 (Call 04/15/26)	210	204,078
5.05%, 04/01/45 (Call 10/01/44)(a)	195	155,148
5.45%, 06/01/47 (Call 12/01/46)(a)	215	177,844

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.60%, 04/01/44 (Call 10/01/43)	$155	$127,551
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	155	151,695
4.13%, 12/01/26 (Call 09/01/26)	230	215,982
4.50%, 01/15/29 (Call 07/15/28)(b)	355	324,419
4.75%, 01/15/31 (Call 07/15/30)(b)	470	419,617
5.50%, 07/15/28 (Call 04/15/28)(a)	360	346,382
6.00%, 07/01/25 (Call 04/01/25)(b)	155	153,890
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	415	413,026
6.50%, 07/15/48 (Call 01/15/48)(a)	245	223,856
7.50%, 06/01/27 (Call 06/01/24)(b)	215	218,201
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	215	221,710
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	380	373,459
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	320	280,800
5.13%, 06/15/28 (Call 08/31/23)(a)(b)	234	221,217
5.50%, 10/15/30 (Call 10/15/25)(b)	180	169,200
5.63%, 02/15/26 (Call 08/31/23)(b)	328	323,080
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 08/16/23)(b)	210	196,421
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	180	179,289
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	430	413,337
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 08/31/23)(b)	665	610,176
6.75%, 09/15/25 (Call 08/21/23)(b)	535	509,487
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 08/31/23)(b)	220	210,254
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(a)	240	232,878
5.75%, 10/01/25 (Call 07/01/25)	252	247,590
6.00%, 06/01/26 (Call 03/01/26)	215	211,595
6.38%, 10/01/30 (Call 04/01/30)	275	265,224
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	180	171,446
4.80%, 05/15/30 (Call 02/15/30)(b)	160	142,000
4.95%, 07/15/29 (Call 04/15/29)(b)	265	243,381
6.88%, 04/15/40(b)	220	199,100
7.50%, 07/15/38(b)	90	82,740
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(b)	319	293,480
6.00%, 03/01/27 (Call 08/31/23)(b)	200	189,527
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	315	279,611
6.00%, 09/01/31 (Call 09/01/26)(b)	210	182,692
7.50%, 10/01/25 (Call 08/31/23)(b)	280	280,490
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	520	421,994
6.25%, 01/15/30 (Call 10/15/29)(b)	430	420,464
3.88%, 08/15/29 (Call 02/15/29)(b)	560	484,908
4.13%, 08/15/31 (Call 02/15/31)(b)	560	475,011
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	990	1,006,217
8.38%, 06/01/31 (Call 06/01/26)(b)	995	1,009,643
		19,751,536
Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 08/31/23)(a)(b)	285	261,242
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/31/23)(b)	247	242,864
Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	$310	$261,953
4.38%, 02/01/31 (Call 02/01/26)(b)	285	234,493
5.38%, 08/01/28 (Call 08/31/23)(b)	310	284,425
		1,284,977
Real Estate Investment Trusts — 4.3%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	175	150,470
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	335	289,775
5.75%, 05/15/26 (Call 08/11/23)(a)(b)	435	408,101
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	190	168,887
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	215	171,570
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	455	410,966
3.75%, 09/15/30(a)(b)	165	131,999
6.00%, 04/15/25 (Call 08/31/23)(a)(b)	155	152,529
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	475	409,505
4.88%, 09/15/27 (Call 08/11/23)(b)	430	403,323
4.88%, 09/15/29 (Call 09/15/24)(b)	456	411,321
5.00%, 07/15/28 (Call 08/11/23)(b)	240	222,244
5.25%, 03/15/28 (Call 08/11/23)(b)	350	328,304
5.25%, 07/15/30 (Call 07/15/25)(b)	565	510,761
5.63%, 07/15/32 (Call 07/15/26)(b)	260	234,235
7.00%, 02/15/29	440	441,514
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	325	281,252
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 08/31/23)(b)	310	278,868
4.75%, 06/15/29 (Call 06/15/24)(b)	290	244,504
5.25%, 10/01/25 (Call 08/16/23)(a)(b)	120	115,027
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	555	400,542
4.63%, 08/01/29 (Call 08/01/24)(a)	415	329,639
5.00%, 10/15/27 (Call 08/31/23)(a)	625	547,771
5.25%, 08/01/26 (Call 08/31/23)(a)	217	199,731
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	220	170,500
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	156	105,563
2.65%, 06/15/26 (Call 05/15/26)	130	96,632
3.45%, 10/15/31 (Call 07/15/31)	178	93,552
4.50%, 02/01/25 (Call 11/01/24)	279	245,807
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 08/31/23)(b)	220	202,675
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	220	184,404
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	655	552,229
3.88%, 02/15/27 (Call 08/11/23)(a)	640	589,613
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	205	179,889
7.50%, 09/15/25 (Call 06/15/25)	330	326,156
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	175	154,882
3.75%, 12/31/24 (Call 09/30/24)(b)	165	157,575

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	$215	$190,812
4.75%, 03/15/25 (Call 09/15/24)	215	207,532
		10,700,659
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	320	281,205
3.88%, 01/15/28 (Call 08/31/23)(b)	700	641,081
5.75%, 04/15/25 (Call 08/31/23)(b)	235	233,555
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/16/23)(a)(b)	155	157,234
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	155	149,769
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 08/11/23)	160	146,429
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	340	300,799
4.75%, 03/01/30 (Call 03/01/25)	205	181,047
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	290	252,736
Bath & Body Works Inc.
5.25%, 02/01/28	210	200,054
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	430	415,545
6.69%, 01/15/27(a)	112	112,348
6.75%, 07/01/36	270	245,550
6.88%, 11/01/35(a)	420	389,795
7.50%, 06/15/29 (Call 06/15/24)(a)	235	237,975
9.38%, 07/01/25(a)(b)	125	131,942
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 08/31/23)(b)	132	125,663
6.50%, 08/01/30 (Call 08/01/26)(b)	181	181,452
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	230	205,236
5.63%, 01/01/30 (Call 01/01/25)(b)	230	212,291
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	180	139,941
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	325	242,353
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	330	235,986
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/31/23)(a)(b)	340	301,085
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/31/23)(b)	330	318,899
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	125	117,129
4.63%, 05/01/31 (Call 02/01/31)(a)	215	158,704
5.55%, 07/17/45 (Call 01/17/45)	190	121,856
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	345	297,093
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	275	236,376
4.63%, 12/15/27 (Call 08/31/23)(b)	135	124,968
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	110	67,951
4.50%, 12/15/34 (Call 06/15/34)(a)	160	116,727
5.13%, 01/15/42 (Call 07/15/41)	120	82,800
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	220	204,369
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	185	167,073
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	165	147,253
Marks & Spencer PLC, 7.13%, 12/01/37(b)	130	121,576
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	215	182,481
4.75%, 09/15/29 (Call 09/15/24)	209	191,701
5.63%, 05/01/27 (Call 08/31/23)	148	143,865
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	140	126,889
Security	Par (000)	Value

Retail (continued)
4.25%, 08/01/31 (Call 05/01/31)(a)	$191	$150,623
4.38%, 04/01/30 (Call 01/01/30)	225	189,790
5.00%, 01/15/44 (Call 07/15/43)(a)	420	286,142
6.95%, 03/15/28(a)	120	118,948
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 08/11/23)	230	219,379
3.75%, 06/15/29 (Call 06/15/24)	215	185,959
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(b)	525	481,412
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/31/23)	275	273,281
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	297	254,451
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	211	175,164
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	255	224,131
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	480	411,434
4.63%, 01/31/32 (Call 10/01/26)(a)	490	443,875
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	360	335,776
5.35%, 11/01/43 (Call 05/01/43)	120	107,700
5.38%, 04/01/32 (Call 04/01/27)(a)	435	411,768
6.88%, 11/15/37	135	144,616
		13,063,230
Semiconductors — 0.9%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 08/31/23)(b)	200	200,523
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/31/23)(b)	195	171,113
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	700	653,029
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	400	383,595
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	175	151,456
4.38%, 04/15/28 (Call 08/11/23)(b)	180	163,740
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	290	262,668
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	175	150,508
		2,136,632
Software — 1.4%
Camelot Finance SA, 4.50%, 11/01/26 (Call 08/31/23)(b)	300	282,948
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)(b)	400	356,549
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(a)(b)	390	357,933
5.25%, 05/15/26 (Call 02/15/26)(b)	190	186,437
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(a)(b)	387	344,233
3.88%, 12/01/29 (Call 12/01/24)(b)	375	317,207
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	380	325,755
4.13%, 12/01/31 (Call 12/01/26)(b)	303	251,156
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(b)	210	202,886
4.00%, 02/15/28 (Call 08/31/23)(b)	210	192,724
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	455	382,257
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(a)	220	188,804
3.88%, 03/15/31 (Call 03/15/26)(a)	245	207,542
		3,596,431

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 3.0%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(b)(d)	$215	$190,453
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(b)(d)	225	184,409
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	180	157,518
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 09/01/23)(b)	900	862,847
Hughes Satellite Systems Corp., 5.25%, 08/01/26	320	297,600
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	345	304,288
3.88%, 11/15/29 (Call 08/15/29)(b)	330	280,718
10.50%, 05/15/30 (Call 05/15/26)(b)	400	414,346
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	360	286,517
5.13%, 01/15/28 (Call 08/31/23)(a)(b)	208	186,280
6.25%, 03/25/29 (Call 03/25/24)(b)	301	275,872
Qwest Corp., 7.25%, 09/15/25	120	116,864
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	325	299,794
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 08/31/23)(b)	219	204,636
U.S. Cellular Corp., 6.70%, 12/15/33(a)	245	212,537
ViaSat Inc., 5.63%, 04/15/27 (Call 08/11/23)(b)	290	261,252
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	175	150,175
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	590	488,560
4.75%, 07/15/31 (Call 07/15/26)(b)	610	514,913
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)(d)	210	185,414
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(d)	455	361,837
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(a)(d)	395	287,285
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	885	909,786
		7,433,901
Transportation — 0.6%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 08/16/23)(b)	250	222,335
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	120	121,255
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	295	249,973
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	370	347,916
Security	Par/ Shares (000)	Value

Transportation (continued)
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	$135	$139,555
XPO Inc., 7.13%, 06/01/31	360	364,278
		1,445,312
Trucking & Leasing — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.300%)(b)(d)	240	234,358
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	425	392,951
6.50%, 10/01/25 (Call 08/31/23)(b)	275	272,390
9.75%, 08/01/27 (Call 08/11/23)(b)	190	197,821
		1,097,520

Total Long-Term Investments — 98.2%
(Cost: $255,267,453)		246,849,731

Short-Term Securities

Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	51,849	51,864,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	1,480	1,480,000

Total Short-Term Securities — 21.2%
(Cost: $53,326,179)		53,344,923

Total Investments — 119.4%
(Cost: $308,593,632)		300,194,654

Liabilities in Excess of Other Assets — (19.4)%		(48,816,201)

Net Assets — 100.0%		$251,378,453

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,796,195	$22,044,274	(a)	$—		$2,335	$22,119	$51,864,923	51,849	$161,499	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,350,000	—		(2,870,000	)(a)	—	—	1,480,000	1,480	78,973		5
						$2,335	$22,119	$53,344,923		$240,472		$5

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$246,849,731	$—	$246,849,731
Short-Term Securities
Money Market Funds	53,344,923	—	—	53,344,923
	$53,344,923	$246,849,731	$—	$300,194,654

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate